UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Plaza 10, Suite 800, Jersey City, NJ       07311

(Address of principal executive offices)          (Zip code)

William Murphy
Unified Fund Services, Inc.
2960 N. Meridian, Ste 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      10/31

Date of reporting period:     01/31/09___

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 97.98%	Shares	Value

Air Courier Services - 1.92%
FedEx Corp.	2,969	$ 151,241

Aircraft Engines & Engine Parts - 2.64%
United Technologies Corp.	4,325	207,557

Cigarettes - 1.60%
Philip Morris International, Inc.	3,392	126,013

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.16%
3M Co.	1,691	90,959

Crude Petroleum & Natural Gas - 20.76%
Anadarko Petroleum Corp.	11,500	422,510
Apache Corp.	6,125	459,375
Chesapeake Energy Corp.	11,375	179,839
Devon Energy Corp.	6,875	423,500
Occidental Petroleum Corp.	2,675	145,921
		1,631,145

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.48%
General Electric Co.	22,550	273,532

Finance Lessors - 0.40%
CIT Group, Inc.	11,175	31,178

Finance Services - 1.47%
American Express Co.	6,925	115,855

Food and Kindred Products - 6.64%
Altria Group, Inc.	31,520	521,341

Hospital & Medical Service Plans - 9.67%
Aetna, Inc.	9,600	297,600
UnitedHealth Group, Inc.	16,300	461,779
		759,379

Insurance Agents, Brokers & Service - 0.40%
Hartford Financial Services Group, Inc.	2,375	31,255

Metal Mining - 3.71%
BHP Billiton Ltd. (a)	7,770	291,686

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.14%
Eaton Corp.	5,600	246,512

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 97.98% - continued	Shares	Value

National Commercial Banks - 10.74%
Bank of America Corp.	34,952	$ 229,984
JPMorgan Chase & Co.	10,650	271,682
KeyCorp	15,175	110,474
PNC Financial Services Group, Inc.	4,229	137,527
U.S. Bancorp	1,400	20,776
Wells Fargo & Co.	3,856	72,878
		843,321

Petroleum Refining - 9.35%
Chevron Corp.	3,025	213,323
ConocoPhillips	10,210	485,281
Valero Energy Corp.	1,500	36,180
		734,784

Pharmaceutical Preparations - 7.31%
Eli Lilly & Co.	1,750	64,435
Pfizer, Inc.	13,014	189,744
Wyeth	7,450	320,126
		574,305

Retail - Lumber & Other Building Materials - 4.93%
Lowe's Companies, Inc.	21,200	387,324

Retail - Miscellaneous Shopping Goods Store - 3.93%
Staples, Inc.	19,350	308,439

Savings Institution, Federally Chartered - 0.01%
Washington Mutual, Inc.	14,600	569

Search, Detection, Navigation, Guidance, Aeronautical System - 1.96%
Northrop Grumman Corp.	3,200	153,984

Services - Miscellaneous Amusement & Recreation - 0.95%
Walt Disney Co./The	3,600	74,448

State Commercial Banks - 0.44%
Fifth Third Bancorp	14,475	34,595

Water Transportation - 1.37%
Carnival Corp.	5,900	107,321

TOTAL COMMON STOCKS (Cost $9,448,014)		7,696,743

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

	Shares	Value

Exchange Traded Funds - 2.30%
Financial Select Sector SPDR Fund	19,500	$ 180,180

TOTAL EXCHANGE TRADED FUNDS (Cost $175,956)		180,180

Money Market Securities - 55.27%
Huntington Money Market Fund - Trust Shares, 0.02% (b)	4,341,629	4,341,629

TOTAL MONEY MARKET SECURITIES (Cost $4,341,629)		4,341,629

TOTAL INVESTMENTS (Cost $13,965,599) - 155.55%		$ 12,218,552

Liabilities in excess of other assets - (55,55)%		(4,363,319)

TOTAL NET ASSETS - 100.00%		$ 7,855,233

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2009.

Tax Related
Unrealized appreciation	$ 146,110
Unrealized depreciation	(1,893,157)
Net unrealized depreciation	$ (1,747,047)

Aggregate cost of securities for income tax purposes	$ 13,965,599

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
January 31,2009
(Unaudited)

Common Stocks - 90.13%	Shares	Value

Agriculture Chemicals - 0.42%
CF Industries Holdings, Inc.	100	$ 4,700

Biological Products (No Diagnostic Substances) - 0.88%
Biogen Idec, Inc. (a)	200	9,730

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 0.84%
Corn Products International, Inc.	400	9,260

Canned Fruits, Vegetables, Preserves Jams & Jellies - 1.43%
J.M. Smucker Co./The	350	15,803

Cigarettes - 2.14%
Lorillard, Inc.	400	23,784

Commercial Printing - 1.19%
R.R. Donnelley & Sons Co.	1,350	13,176

Crude Petroleum & Natural Gas - 6.02%
Chesapeake Energy Corp.	1,100	17,391
Cimarex Energy Co.	500	12,420
Newfield Exploration Co. (a)	650	12,474
Noble Energy, Inc.	500	24,465
		66,750

Dolls & Stuffed Toys - 1.82%
Mattel, Inc.	1,420	20,150

Drawing & Insulating of Nonferrous Wire - 1.11%
General Cable Corp. (a)	750	12,345

Electric & Other Services Combined - 4.88%
Ameren Corp.	750	24,937
Integrys Energy Group, Inc.	700	29,225
		54,162

Electric Lighting & Wiring Equipment - 4.30%
Cooper Industries Ltd. - Class A	850	22,873
Hubbell, Inc. - Class B	800	24,800
		47,673

Electric Services - 4.79%
PPL Corp.	850	26,061
Progress Energy, Inc.	700	27,104
		53,165

Fire, Marine & Casualty Insurance - 7.63%
Allstate Corp./The	900	19,503
Cincinnati Financial Corp.	823	18,048
HCC Insurance Holdings, Inc.	870	20,367
Renaissance Re Holdings Ltd.	596	26,635
		84,553

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31,2009
(Unaudited)

Common Stocks - 90.13% - continued	Shares	Value

Gold and Silver Ores - 2.22%
Yamana Gold, Inc.	3,050	$ 24,583

Guided Missiles & Space Vehicles & Parts - 2.19%
Alliant Techsystems, Inc. (a)	300	24,243

Heating Equipment, Except Electric & Warm Air, & Plumbing Fixtures - 1.44%
Fortune Brands, Inc.	500	16,000

Household Appliances - 1.21%
Whirlpool Corp.	400	13,372

Investment Advice - 2.00%
Ameriprise Financial, Inc.	1,100	22,165

Metal Mining - 0.68%
Freeport-McMoran Copper & Gold, Inc.	300	7,542

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.86%
Energizer Holdings, Inc. (a)	200	9,526

Miscellaneous Fabricated Metal Products - 1.90%
Parker Hannifin Corp.	550	21,015

Miscellaneous Furniture & Fixtures - 1.30%
Kinetic Concepts, Inc. (a)	600	14,460

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.19%
Eaton Corp.	300	13,206

Miscellaneous Metal Ores - 1.27%
Cameco Corp.	850	14,042

Motor Vehicle Parts & Accessories - 1.33%
Autoliv, Inc.	800	14,712

National Commercial Banks - 2.53%
Comerica, Inc.	550	9,163
Marshall & Ilsley Corp.	1,599	9,130
SunTrust Banks, Inc.	800	9,808
		28,101

Oil & Gas Field Machinery & Equipment - 1.20%
Baker Hughes, Inc.	400	13,328

Oil & Gas Field Services - 0.79%
BJ Services Co.	800	8,800

Ophthalmic Goods - 1.45%
Cooper Companies, Inc./The	850	16,125

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31,2009
(Unaudited)

Common Stocks - 90.13% - continued	Shares	Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.66%
Zimmer Holdings, Inc. (a)	200	$ 7,280

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.86%
PPG Industries, Inc.	550	20,669

Paper Mills - 0.58%
International Paper Co.	700	6,384

Pharmaceutical Preparations - 3.86%
Biovail Corp.	2,100	22,953
Mylan, Inc. (a)	1,750	19,828
		42,781

Radio & TV Broadcasting & Communications Equipment - 2.14%
L-3 Communications Holdings, Inc.	300	23,706

Retail - Apparel & Accessory Stores - 1.21%
Men's Wearhouse, Inc./The	1,150	13,398

Retail - Family Clothing Stores - 1.14%
TJX Companies, Inc./The	650	12,623

Retail - Miscellaneous Shopping Goods Stores - 0.86%
Staples, Inc.	600	9,564

Retail - Radio TV & Consumer Electronics Stores - 0.25%
Best Buy Co., Inc.	100	2,802

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.30%
Northrop Grumman Corp.	300	14,436

Semiconductors & Related Devices - 1.06%
Xilinx, Inc.	700	11,795

Services - Computer Processing & Data Preparation - 1.24%
Affiliated Computer Services, Inc. - Class A (a)	300	13,758

Services - Electric - 2.94%
Edison International	1,000	32,570

Services - Prepackaged Software - 2.04%
Check Point Software Technologies Ltd. (a)	1,000	22,670

Telephone Communications (No Radiotelephone) - 2.54%
Windstream Corp.	3,250	28,210

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 3.78%
Anixter International, Inc. (a)	400	10,792
Arrow Electronics, Inc. (a)	1,050	20,023
WESCO International, Inc. (a)	600	11,052
		41,867
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31,2009
(Unaudited)

Common Stocks - 90.13% - continued	Shares	Value

Wholesale - Groceries & Related Products - 1.66%
SUPERVALU, Inc.	1,050	$ 18,417

TOTAL COMMON STOCKS (Cost $1,661,366)		999,401

Real Estate Investment Trusts - 3.99%
Annaly Capital Management, Inc.	1,100	16,654
Hospitality Properties Trust	600	8,052
Ventas, Inc.	700	19,509

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $63,762)		44,215

Escrow Rights - 0.00%

Southern Energy Escrow Rights (b)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

Money Market Securities - 7.40%
Huntington Money Market Fund - Trust Shares, 0.02% (c)	82,027	82,027

TOTAL MONEY MARKET SECURITIES (Cost $82,027)		82,027

TOTAL INVESTMENTS (Cost $1,807,155) - 101.52%		$ 1,125,643

Liabilities in excess of other assets - (1.52)%		(16,865)

TOTAL NET ASSETS - 100.00%		$ 1,108,778

(a) Non-income producing.
(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.
(c) Variable rate security; the money market rate shown represents the rate at January 31, 2009.

Tax Related
Unrealized appreciation	$ 5,506
Unrealized depreciation	(687,018)
Net unrealized depreciation	$ (681,512)

Aggregate cost of securities for income tax purposes	$ 1,807,155

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 96.06%	Shares	Value

Accident & Health Insurance - 0.95%
StanCorp Financial Group, Inc.	17,600	$ 454,432

Air Transportation, Nonscheduled - 1.01%
Bristow Group, Inc. (a)	19,900	481,381

Arrangement of Transportation of Freight & Cargo - 1.35%
Brink's Co. / The	24,400	644,892

Bituminous Coal & Lignite Surface Mining - 0.91%
Arch Coal, Inc.	28,700	435,953

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 2.72%
Del Monte Foods Co.	92,450	615,717
J.M. Smucker Co. / The	15,150	684,022
		1,299,739

Cigarettes - 0.94%
Vector Group Ltd.	31,029	451,782

Crude Petroleum & Natural Gas - 4.04%
Forest Oil Corp. (a)	23,682	355,230
Parallel Petroleum Corp. (a)	42,000	101,640
PetroQuest Energy, Inc. (a)	51,050	323,147
St. Mary Land & Exploration Co.	27,750	536,962
Stone Energy Corp. (a)	13,300	114,114
Whiting Petroleum Corp. (a)	17,300	501,700
		1,932,793

Drawing & Insulating of Nonferrous Wire - 0.46%
General Cable Corp. (a)	13,400	220,564

Drilling Oil & Gas Wells - 0.67%
Atwood Oceanics, Inc. (a)	19,300	321,345

Electric & Other Services Combined - 3.07%
ALLETE, Inc.	14,850	461,835
Integrys Energy Group, Inc.	11,800	492,650
NV Energy, Inc.	48,000	515,040
		1,469,525

Electric Housewares & Fans - 0.73%
Helen of Troy Ltd. (a)	33,400	349,698

Electric Services - 2.18%
IDACORP, Inc.	17,500	509,425
TECO Energy, Inc.	44,500	534,445
		1,043,870

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 96.06% - continued	Shares	Value

Electrical Work - 1.45%
EMCOR Group, Inc. (a)	33,700	$ 693,883

Fire, Marine & Casualty Insurance - 11.20%
Allied World Assurance Company Holdings, Ltd.	15,800	595,660
Argo Group International Holdings, Ltd. (a)	16,868	524,763
Aspen Insurance Holdings, Ltd.	26,400	583,440
Endurance Specialty Holdings, Ltd.	23,950	652,877
Hanover Insurance Group, Inc.	13,850	559,817
Odyssey Re Holdings Corp.	12,400	583,420
Platinum Underwriters Holdings, Ltd.	17,100	475,551
Safety Insurance Group, Inc.	15,200	532,304
Selective Insurance Group, Inc.	23,700	363,795
United Fire & Casualty Co.	24,400	489,220
		5,360,847

Footwear (No Rubber) - 1.06%
Wolverine World Wide, Inc.	28,100	509,734

Gas & Other Services Combined - 1.06%
Vectren Corp.	19,600	505,484

General Industrial Machinery & Equipment - 1.10%
Gardner Denver, Inc. (a)	24,100	524,657

Gold and Silver Ores - 2.88%
IAMGOLD Corp.	110,600	756,504
Pan American Silver Corp. (a)	34,250	623,007
		1,379,511

Grain Mill Products - 2.04%
Corn Products International, Inc.	18,700	432,905
Ralcorp Holdings, Inc. (a)	9,150	541,863
		974,768

Hospital & Medical Service Plans - 1.14%
Healthspring, Inc. (a)	31,400	546,988

Industrial Instruments For Measurement, Display, and Control - 1.24%
Esterline Technologies Corp. (a)	16,400	591,876

Insurance Agents Brokers & Services - 0.44%
Willis Group Holdings Ltd.	8,559	211,921

Laboratory Analytical Instruments - 1.80%
Mettler-Toledo International, Inc. (a)	7,000	466,060
PerkinElmer, Inc.	31,300	395,006
		861,066

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 96.06% - continued	Shares	Value

Life Insurance - 1.03%
IPC Holdings Ltd.	19,150	$ 491,389

Machine Tools, Metal Cutting Types - 1.04%
Kennametal, Inc.	30,950	496,438

Mining Machinery & Equipment - 0.99%
Joy Global, Inc.	22,800	474,924

Miscellaneous Business Credit Institution - 1.30%
Financial Federal Corp.	28,650	622,278

Miscellaneous Fabricated Metal Products - 1.63%
Barnes Group, Inc.	42,450	479,685
Mueller Water Products, Inc. - Class A	44,450	300,927
		780,612

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.19%
Curtiss-Wright Corp.	17,650	570,095

Motors & Generators - 2.09%
Baldor Electric Co.	27,400	383,874
Regal-Beloit Corp.	18,150	616,374
		1,000,248

National Commercial Banks - 2.29%
FirstMerit Corp.	25,100	405,867
TCF Financial Corp.	39,900	494,361
Zions Bancorporation	13,200	196,944
		1,097,172

Oil & Gas Field Machinery & Equipment - 1.08%
Oil States International, Inc. (a)	28,300	518,173

Oil & Gas Field Services - 1.02%
Superior Energy Services, Inc. (a)	31,200	486,096

Printed Circuit Boards - 2.41%
Jabil Circuit, Inc.	91,300	531,366
Park Electrochemical Corp.	35,367	620,691
		1,152,057

Radio & TV Broadcasting & Communications Equipment - 0.82%
CommScope, Inc. (a)	27,350	394,387

Railroads, Line-Haul Operating - 1.06%
Genesee & Wyoming, Inc. - Class A (a)	18,700	508,079

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 96.06% - continued	Shares	Value

Retail - Apparel & Accessory Stores - 1.31%
Hanesbrands, Inc. (a)	44,150	$ 396,909
Men's Wearhouse, Inc. / The	19,850	231,253
		628,162

Retail - Auto Dealers & Gasoline Stations - 0.96%
Penske Automotive Group, Inc.	61,850	458,927

Retail - Grocery Stores - 2.23%
Ruddick Corp.	23,900	574,795
Weis Markets, Inc.	15,800	491,538
		1,066,333

Savings Institution, Federally Chartered - 0.72%
MB Financial, Inc.	21,150	345,591

Security Brokers, Dealers & Flotation Companies - 0.80%
Waddell & Reed Financial, Inc. - Class A	27,050	381,946

Services - Auto Rental & Leasing (No Drivers) - 0.92%
Ryder System, Inc.	13,102	442,586

Services - Computer Integrated Systems - 2.64%
CACI International, Inc. - Class A (a)	12,500	564,375
Jack Henry & Associates, Inc.	39,200	697,760
		1,262,135

Services - Engineering Services - 0.95%
URS Corp. (a)	13,400	456,270

Services - Equipment Rental & Leasing - 1.04%
Aaron Rents, Inc.	22,850	499,501

Services - General Medical & Surgical Hospitals - 1.50%
LifePoint Hospitals, Inc. (a)	31,795	716,659

Services - Help Supply Services - 0.53%
Kelly Services, Inc. - Class A	27,850	252,321

Services - Home Health Care Services - 0.93%
Amedisys, Inc. (a)	10,750	443,223

Services - Hospitals - 1.42%
MEDNAX, Inc. (a)	20,300	681,471

Services - Motion Picture & Video Tape Production - 1.00%
DreamWorks Animation SKG, Inc. - Class A (a)	21,900	480,705

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 96.06% - continued	Shares	Value

Services - Offices & Clinics of Doctors of Medicine - 0.87%
AmSurg Corp. (a)	21,200	$ 415,308

Services - Personal Services - 0.67%
Regis Corp.	28,500	320,625

Services - Prepackaged Software - 2.03%
DST Systems, Inc. (a)	14,800	470,196
Sybase, Inc. (a)	18,400	502,504
		972,700

Services - Racing, Including Track Operation - 1.19%
International Speedway Corp. - Class A	24,400	568,032

State Commercial Banks - 2.06%
Associated Banc-Corp	28,500	446,025
Prosperity Bancshares, Inc.	20,000	541,000
		987,025

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.99%
Worthington Industries, Inc.	47,000	472,820

Telephone & Telegraph Apparatus - 0.81%
Plantronics, Inc.	38,300	388,745

Telephone Communications (No Radiotelephone) - 1.85%
Alaska Communications Systems Group, Inc.	53,900	450,065
Iowa Telecommunications Services, Inc.	33,800	434,330
		884,395

Transportation Services - 1.00%
GATX Corp.	19,850	478,385

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 0.67%
Central European Distribution Corp. (a)	26,600	321,860

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.21%
Anixter International, Inc. (a)	21,450	578,721

Wholesale - Farm Product Raw Materials - 0.95%
Universal Corp.	14,900	455,642

Wholesale - Groceries & Related Products - 1.14%
Nash Finch Co.	12,650	544,329

Wholesale - Metals Service Centers & Offices - 1.28%
Reliance Steel & Aluminum Co.	27,700	613,001

TOTAL COMMON STOCKS (Cost $62,554,354)		45,976,075

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Real Estate Investment Trusts - 0.51%	Shares	Value

Alexandria Real Estate Equities, Inc.	4,150	$ 246,261

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $237,917)		246,261

Money Market Securities - 1.85%
Huntington Money Market Fund - Trust Shares, 0.02% (b)	884,957	884,957

TOTAL MONEY MARKET SECURITIES (Cost $884,957)		884,957

TOTAL INVESTMENTS (Cost $63,677,228) - 98.42%		$ 47,107,293

Other assets less liabilities - 1.58%		755,373

TOTAL NET ASSETS - 100.00%		$ 47,862,666

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2009.

Tax Related
Unrealized appreciation	$ 860,851
Unrealized depreciation	(17,430,786)
Net unrealized depreciation	$ (16,569,935)

Aggregate cost of securities for income tax purposes	$ 63,677,228

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are

Dreman Contrarian Funds

Related Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Dreman Contrarian Large Cap Value Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 12,218,552	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 12,218,552	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

The following is a summary of the inputs used to value the Dreman Contrarian Mid Cap Value Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 1,125,643	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ 0	$ -
Total	$ 1,125,643	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Dreman Contrarian Mid Cap Value Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 10/31/2008	$ 0	$ -	$ -
Realized Gain (Loss)	$ 0	* -	-
Change in unrealized appreciation (depreciation)	$ 0	-	-
Net purchases (sales)	$ 0	-	-
Transfers in and/or out of Level 3	$ 0	-	-
Balance as of 01/31/2009	$ 0	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended January 31, 2009 for other financial instruments was $0.

The following is a summary of the inputs used to value the Dreman Contrarian Small Cap Value Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 47,107,293	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 47,107,293	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Large Cap Value and Small Cap Value Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period for those Funds.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 100.26%	Shares	Value

Accident & Health Insurance - 1.74%
Principal Financial Group, Inc.	308	$ 5,110
Unum Group	340	4,814
		9,924

Agriculture Chemicals - 1.03%
Mosaic Co. / The	164	5,850

Aircraft Part & Auxiliary Equipment - 1.14%
Rockwell Collins, Inc.	172	6,481

Bituminous Coal & Lignite Surface Mining - 1.26%
Peabody Energy Corp.	286	7,150

Books: Publishing or Publishing and Printing - 0.94%
McGraw-Hill Companies, Inc.	242	5,322

Cable & Other Pay Television Services - 1.99%
DISH Network Corp. - Class A (a)	538	6,908
Viacom, Inc. - Class B (a)	298	4,395
		11,303

Cigarettes - 0.94%
Altria Group, Inc.	323	5,342

Cogeneration Services & Small Power Producers - 1.06%
AES Corp. (a)	763	6,035

Computer & Office Equipment - 1.00%
Hewlett-Packard Co.	164	5,699

Computer Peripheral Equipment - 0.92%
Xerox Corp.	788	5,232

Construction Machinery & Equipment - 0.90%
Caterpillar, Inc.	166	5,121

Construction, Mining & Materials Handling Machinery & Equipment - 0.98%
Dover Corp.	198	5,599

Crude Petroleum & Natural Gas - 7.45%
Anadarko Petroleum Corp.	181	6,650
Apache Corp.	81	6,075
Chesapeake Energy Corp.	364	5,755
Devon Energy Corp.	83	5,113
Noble Energy, Inc.	125	6,116
Occidental Petroleum Corp.	112	6,110
XTO Energy, Inc.	177	6,565
		42,384

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 100.26% - continued	Shares	Value

Drawing and Insulating of Nonferrous Wire - 1.09%
Corning, Inc.	612	$ 6,187

Drilling Oil & Gas Wells - 4.41%
Diamond Offshore Drilling, Inc.	72	4,519
ENSCO International, Inc.	155	4,241
Noble Corp.	286	7,765
Transocean, Inc. (a)	80	4,370
Weatherford International Ltd. (a)	382	4,213
		25,108

Electric Services - 1.00%
Edison International	175	5,700

Electronic & Other Electrical Equipment - 0.68%
General Electric Co.	320	3,882

Engines & Turbines - 0.83%
Cummins, Inc.	196	4,700

Farm Machinery & Equipment - 0.98%
Deere & Co.	161	5,593

Fats & Oils - 1.03%
Archer-Daniels-Midland Co.	214	5,859

Finance Services - 1.04%
American Express Co.	353	5,906

Fire, Marine & Casualty Insurance - 3.76%
ACE Ltd.	109	4,759
Allstate Corp. / The	253	5,483
Chubb Corp. / The	126	5,365
Travelers Companies, Inc. / The	150	5,796
		21,403

General Industrial Machinery & Equipment - 0.97%
Ingersoll-Rand Company Ltd. - Class A	340	5,511

Guided Missiles & Space Vehicles & Parts - 1.12%
Lockheed Martin Corp.	78	6,399

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 0.96%
Fortune Brands, Inc.	170	5,440

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 100.26% - continued	Shares	Value

Hospital & Medical Service Plans - 5.96%
Aetna, Inc.	241	$ 7,471
CIGNA Corp.	399	6,927
Humana, Inc. (a)	166	6,296
UnitedHealth Group, Inc.	223	6,318
WellPoint, Inc. (a)	167	6,922
		33,934

Insurance Agents, Brokers & Service - 1.93%
Hartford Financial Services Group, Inc.	385	5,067
MetLife, Inc.	206	5,918
		10,985

Investment Advice - 2.04%
Ameriprise Financial, Inc.	326	6,569
Invesco Ltd.	429	5,058
		11,627

Iron & Steel Foundries - 1.06%
Precision Castparts Corp.	93	6,040

Leather & Leather Products - 0.81%
Coach, Inc. (a)	317	4,628

Life Insurance - 1.91%
Lincoln National Corp.	350	5,295
Prudential Financial, Inc.	216	5,562
		10,857

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.09%
VF Corp.	111	6,218

Metal Mining - 1.97%
Freeport-McMoRan Copper & Gold, Inc.	208	5,229
Southern Copper Corp.	427	5,952
		11,181

Miscellaneous Fabricated Metal Products - 1.10%
Parker Hannifin Corp.	164	6,266

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.02%
Eaton Corp.	132	5,811

Motor Vehicle Parts & Accessories - 1.19%
Honeywell International, Inc.	207	6,792

Motor Vehicles & Passenger Car Bodies - 1.03%
Paccar, Inc.	223	5,885

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 100.26% - continued	Shares	Value

National Commercial Banks - 0.64%
KeyCorp	504	$ 3,669

Natural Gas Transmission - 1.97%
El Paso Corp.	660	5,399
Williams Companies, Inc. / The	410	5,801
		11,200

Newspapers: Publishing or Publishing & Printing - 0.70%
News Corp. - Class A	622	3,975

Oil & Gas Field Machinery & Equipment - 3.13%
Baker Hughes, Inc.	184	6,131
National-Oilwell Varco, Inc. (a)	202	5,341
Smith International, Inc.	279	6,333
		17,805

Oil, Gas Field Services - 0.94%
Halliburton Co.	309	5,330

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.83%
PPG Industries, Inc.	125	4,697

Paper Mills - 0.82%
International Paper Co.	514	4,688

Personal Credit Institutions - 0.69%
Discover Financial Services	551	3,940

Petroleum Refining - 7.63%
Chevron Corp.	86	6,065
ConocoPhillips	118	5,609
Exxon Mobil Corp.	74	5,660
Hess Corp.	106	5,895
Marathon Oil Corp.	225	6,127
Murphy Oil Corp.	143	6,318
Valero Energy Corp.	322	7,767
		43,441

Pharmaceutical Preparations - 6.62%
Eli Lilly & Co.	189	6,959
Forest Laboratories, Inc. (a)	238	5,960
Merck & Co., Inc.	206	5,881
Pfizer, Inc.	347	5,059
Schering-Plough Corp.	318	5,584
Wyeth	191	8,207
		37,650

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 100.26% - continued	Shares	Value

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.01%
Dow Chemical Co.	494	$ 5,725

Plastic Materials, Synthetic Resin/Rubber, Cellulos - 1.02%
E.I. du Pont De Nemours & Co.	252	5,786

Public Building and Related Furniture - 0.80%
Johnson Controls, Inc.	362	4,529

Retail - Department Stores - 1.18%
Kohl's Corp. (a)	183	6,718

Retail - Radio TV & Consumer Electronics Stores - 1.09%
Best Buy Co., Inc.	221	6,192

Rolling, Drawing, & Extruding of Nonferrous Metals - 0.74%
Alcoa, Inc.	542	4,222

Savings Institution, Federally Chartered - 0.01%
Washington Mutual, Inc.	1,860	73

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.12%
Northrop Grumman Corp.	132	6,352

Security Brokers, Dealers & Flotation Companies - 2.01%
Goldman Sachs Group, Inc. / The	70	5,651
TD Ameritrade Holding Corp. (a)	514	5,777
		11,428

Services - Advertising Agencies - 1.00%
Omnicom Group, Inc.	219	5,670

Services - Business Services - 0.86%
eBay, Inc. (a)	405	4,868

State Commercial Banks - 1.04%
Capital One Financial Corp.	162	2,566
State Street Corp.	145	3,374
		5,940

Steel Works, Blast Furnaces Rolling Mills - 1.14%
Nucor Corp.	159	6,486

Telephone Communications - 0.76%
Sprint Nextel Corp. (a)	1,778	4,321

Television Broadcasting Stations - 0.66%
CBS Corp. - Class B	657	3,758

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 100.26% - continued	Shares	Value

Water Transportation - 0.69%
Carnival Corp.	217	$ 3,947

Wholesale - Electronic Parts & Equipment - 0.83%
Tyco Electronics Ltd.	333	4,715

TOTAL COMMON STOCKS (Cost $771,274)		570,479

Real Estate Investment Trusts - 1.02%
Annaly Capital Management, Inc.	385	5,829

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,280)		5,829

Money Market Securities - 2.45%
Huntington Money Market Fund - Trust Shares, 0.02% (b)	13,947	13,947

TOTAL MONEY MARKET SECURITIES (Cost $13,947)		13,947

TOTAL INVESTMENTS (Cost $790,501) - 103.73%		$ 590,255

Liabilities in excess of other assets - (3.73)%		(21,231)

TOTAL NET ASSETS - 100.00%		$ 569,024

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2009.

Tax Related
Unrealized appreciation	$ 9,863
Unrealized depreciation	(210,109)
Net unrealized depreciation	$ (200,246)

Aggregate cost of securities for income tax purposes	$ 790,501

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 98.54%	Shares	Value

Accident & Health Insurance - 5.50%
Assurant, Inc.	117	$ 3,089
PartnerRe Ltd.	57	3,735
Principal Financial Group, Inc.	178	2,953
Reinsurance Group of America, Inc.	98	3,492
Unum Group	248	3,512
		16,781

Agriculture Chemicals - 2.00%
CF Industries Holdings, Inc.	58	2,726
Mosaic Co. / The	95	3,389
		6,115

Bituminous Coal & Lignite Surface Mining - 1.08%
Arch Coal, Inc.	217	3,296

Bottled & Canned Soft Drinks Carbonated Waters - 1.36%
Coca-Cola Enterprises, Inc.	370	4,155

Commercial Printing - 1.03%
R.R. Donnelley & Sons Co.	323	3,152

Computer & Office Equipment - 1.09%
Lexmark International, Inc. - Class A (a)	141	3,339

Computer Peripheral Equipment - 1.00%
Xerox Corp.	461	3,061

Computer Storage Devices - 1.40%
Western Digital Corp. (a)	290	4,257

Construction Machinery & Equipment - 0.75%
Caterpillar, Inc.	74	2,283

Construction, Mining & Materials Handling Machinery & Equipment - 1.07%
Dover Corp.	115	3,252

Crude Petroleum & Natural Gas - 8.60%
Anadarko Petroleum Corp.	105	3,858
Chesapeake Energy Corp.	161	2,545
Cimarex Energy Co.	127	3,155
Denbury Resources, Inc. (a)	289	3,537
Newfield Exploration Co. (a)	158	3,032
Noble Energy, Inc.	72	3,523
Pioneer Natural Resources Co.	213	3,118
Plains Exploration & Production Co. (a)	164	3,464
		26,232

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 98.54% - continued	Shares	Value

Drawing and Insulating of Nonferrous Wire - 1.19%
Corning, Inc.	360	$ 3,640

Drilling Oil & Gas Wells - 5.32%
ENSCO International, Inc.	110	3,010
Helmerich & Payne, Inc.	115	2,583
Noble Corp.	111	3,014
Pride International, Inc. (a)	230	3,708
Weatherford International Ltd. (a)	355	3,916
		16,231

Electric Services - 1.03%
Calpine Corp. (a)	422	3,127

Engines & Turbines - 0.90%
Cummins, Inc.	114	2,734

Fire, Marine & Casualty Insurance - 6.83%
ACE Ltd.	63	2,751
American Financial Group, Inc.	159	2,700
Arch Capital Group, Ltd. (a)	54	3,248
CNA Financial Corp.	236	2,745
HCC Insurance Holdings, Inc.	126	2,950
Transatlantic Holdings, Inc.	99	3,183
W.R. Berkley Corp.	123	3,257
		20,834

General Industrial Machinery & Equipment - 1.05%
Ingersoll-Rand Co., Ltd. - Class A	198	3,210

Gold & Silver Ores - 1.63%
Newmont Mining Corp.	125	4,972

Guided Missiles & Space Vehicles - 1.23%
Goodrich Corp.	97	3,750

Heating Equipment Except Electric & Warm Air & Plumbing Fixtures - 1.04%
Fortune Brands, Inc.	99	3,168

Heavy Construction Other Than Building Construction - Contractors - 0.93%
Jacobs Engineering Group, Inc. (a)	73	2,823

Hospital & Medical Service Plans - 1.33%
CIGNA Corp.	233	4,045

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 98.54% - continued	Shares	Value

Insurance Agents Brokers & Services - 3.62%
Hartford Financial Services Group, Inc. / The	373	$ 4,909
MetLife, Inc.	94	2,701
Willis Group Holdings, Ltd.	139	3,442
		11,052

Investment Advice - 1.03%
Ameriprise Financial, Inc.	156	3,143

Iron & Steel Foundries - 1.23%
Precision Castparts Corp.	58	3,767

Life Insurance - 3.09%
Lincoln National Corp.	203	3,071
Prudential Financial, Inc.	126	3,244
Torchmark Corp.	104	3,120
		9,435

Metal Mining - 2.19%
Cliffs Natural Resources, Inc.	137	3,174
Southern Copper Corp.	252	3,513
		6,687

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.87%
Martin Marietta Materials, Inc.	33	2,657
MDU Resources Group, Inc.	154	3,063
		5,720

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.10%
Eaton Corp.	76	3,345

Miscellaneous Fabricated Metal Products - 1.19%
Parker Hannifin Corp.	95	3,630

Motorcycles, Bicycles & Parts - 0.83%
Harley-Davidson, Inc.	208	2,533

Natural Gas Transmission - 1.29%
El Paso Corp.	481	3,935

Oil & Gas Field Machinery & Equipment - 1.02%
National-Oilwell Varco, Inc. (a)	118	3,120

Oil & Gas Field Services - 3.14%
Baker Hughes, Inc.	107	3,565
BJ Services Co.	266	2,926
Halliburton Co.	179	3,088
		9,579

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 98.54% - continued	Shares	Value

Personal Credit Institutions - 0.75%
Discover Financial Services	320	$ 2,288

Petroleum Refining - 3.31%
Hess Corp.	61	3,392
Marathon Oil Corp.	131	3,567
Murphy Oil Corp.	71	3,137
		10,096

Pharmaceutical Preparations - 1.30%
Forest Laboratories, Inc. (a)	159	3,981

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.05%
Eastman Chemical Co.	124	3,218

Plastic Products - 1.03%
Newell Rubbermaid, Inc.	388	3,135

Public Building & Related Furniture - 1.04%
Johnson Controls, Inc.	253	3,165

Pumps & Plumbing Equipment - 1.03%
Flowserve Corp.	59	3,145

Radio Telephone Communications - 1.20%
NII Holdings, Inc. (a)	188	3,647

Retail - Department Stores - 1.82%
J.C. Penney Co., Inc.	166	2,780
Macy's, Inc.	309	2,765
		5,545

Retail - Eating Places - 0.98%
Darden Restaurants, Inc.	114	2,989

Retail - Family Clothing Stores - 1.15%
Nordstrom, Inc.	277	3,515

Rolling Drawing & Extruding of Nonferrous Metals - 1.01%
Alcoa, Inc.	396	3,085

Semiconductors & Related Devices - 0.99%
LSI Corp. (a)	949	3,018

Services - Auto Rental & Leasing (No Drivers) - 1.06%
Ryder System, Inc.	96	3,243

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 98.54% - continued	Shares	Value

Services - Business Services - 1.01%
Fidelity National Information Services, Inc.	194	$ 3,086

Services - Help Supply Services - 0.91%
Manpower, Inc.	98	2,789

Special Industry Machinery - 1.13%
Lam Research Corp. (a)	170	3,436

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.17%
Nucor Corp.	92	3,753
United States Steel Corp.	95	2,853
		6,606

Telephone Communications (No Radiotelephone) - 3.17%
Embarq Corp.	96	3,429
Sprint Nextel Corp. (a)	1,311	3,186
Windstream Corp.	352	3,055
		9,670

Television Broadcasting Stations - 1.03%
CBS Corp. - Class B	551	3,152

Wholesale - Electronic Parts & Equipment - 2.44%
Avnet, Inc. (a)	219	4,341
Tyco Electronics, Ltd.	219	3,101
		7,442

TOTAL COMMON STOCKS (Cost $383,667)		300,654

Real Estate Investment Trusts - 3.47%
Annaly Capital Management, Inc.	261	3,951
Host Hotels & Resorts, Inc.	572	3,077
Regency Centers Corp.	101	3,565

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,377)		10,593

Money Market Securities - 4.65%
Huntington Money Market Fund - Trust Shares, 0.02% (b)	14,193	14,193

TOTAL MONEY MARKET SECURITIES (Cost $14,193)		14,193

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Value

TOTAL INVESTMENTS (Cost $412,237) - 106.66%		$ 325,440

Liabilities in excess of other assets - (6.66)%		(20,326)

TOTAL NET ASSETS - 100.00%		$ 305,114

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2009.

Tax Related
Unrealized appreciation	$ 6,358
Unrealized depreciation	(93,155)
Net unrealized depreciation	$ (86,797)

Aggregate cost of securities for income tax purposes	$ 412,237

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 95.04%	Shares	Value

Accident & Health Insurance - 1.08%
Triple-S Management Corp. - Class B (a)	176	$ 2,533

Agriculture Production - Crops - 1.00%
Chiquita Brands International, Inc. (a)	168	2,349

Agricultural Products - Livestock & Animal Specialties - 0.91%
Cal-Maine Foods, Inc.	79	2,139

Aircraft & Parts - 0.94%
Triumph Group, Inc.	49	2,219

Arrangement of Transportation of Freight & Cargo - 0.74%
Pacer International, Inc.	202	1,737

Business Development - 0.96%
Ares Capital Corp.	479	2,256

Chemicals & Allied Products - 2.16%
GenTek, Inc. (a)	150	2,047
Innospec, Inc.	282	1,373
W.R. Grace & Co. (a)	288	1,662
		5,082

Computer Peripheral Equipment - 0.93%
Avocent Corp. (a)	153	2,196

Construction Machinery & Equipment - 0.82%
Astec Industries, Inc. (a)	79	1,941

Crude Petroleum & Natural Gas - 1.31%
Rosetta Resources, Inc. (a)	209	1,269
Stone Energy Corp. (a)	77	661
Swift Energy Co. (a)	75	1,149
		3,079

Deep Sea Foreign Transportation - 0.75%
Hornbeck Offshore Services, Inc. (a)	100	1,774

Deep Sea Foreign Transportation of Freight - 1.51%
International Shipholding Corp.	102	2,193
Ultrapetrol Bahamas Ltd. (a)	600	1,368
		3,561

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 95.04% - continued	Shares	Value

Drawing & Insulating of Nonferrous Wire - 1.08%
Belden, Inc.	194	$ 2,534

Drilling Oil & Gas Wells - 2.15%
Bronco Drilling Company, Inc. (a)	310	1,637
Parker Drilling Co. (a)	889	1,885
Pioneer Drilling Co. (a)	311	1,546
		5,068

Electrical Industrial Apparatus - 0.97%
GrafTech International Ltd. (a)	286	2,291

Electrical Work - 0.94%
EMCOR Group, Inc. (a)	107	2,203

Electronic Connectors - 0.63%
Methode Electronics, Inc.	322	1,488

Computer Communications Equipment - 0.60%
Emulex Corp. (a)	249	1,422

Finance Services - 0.94%
Global Cash Access Holdings, Inc. (a)	819	2,219

Fire, Marine & Casualty Insurance - 9.41%
Amerisafe, Inc. (a)	137	2,566
Employers Holdings, Inc.	134	1,814
First Mercury Financial Corp. (a)	215	2,376
Horace Mann Educators Corp.	310	2,898
Infinity Property & Casualty Corp.	49	1,882
Meadowbrook Insurance Group, Inc.	391	2,373
Navigators Group, Inc. / The (a)	38	1,951
Safety Insurance Group, Inc.	61	2,136
Seabright Insurance Holdings (a)	219	2,271
Validus Holdings Ltd.	82	1,871
		22,138

Footwear (No Rubber) - 0.74%
Skechers U.S.A., Inc. - Class A (a)	174	1,733

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.87%
JAKKS Pacific, Inc. (a)	112	2,054

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 95.04% - continued	Shares	Value

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - 0.82%
EnPro Industries, Inc. (a)	105	$ 1,922

Glass Products, Made of Purchased Glass - 1.08%
Apogee Enterprises, Inc.	248	2,542

Hospital & Medical Service Plans - 2.06%
American Physicians Capital, Inc.	60	2,551
Healthspring, Inc. (a)	132	2,299
		4,850

Hotels & Motels - 0.81%
Sunstone Hotel Investors, Inc.	444	1,912

Industrial Instruments for Measurement, Display, and Control - 0.65%
Hurco Companies, Inc. (a)	108	1,531

Industrial Inorganic Chemicals - 0.88%
LSB Industries, Inc. (a)	279	2,059

Industrial Trucks, Tractors, Trailers & Stackers - 0.56%
NACCO Industries, Inc. - Class A	41	1,312

Information Retrieval Services - 0.88%
infoGROUP, Inc.	558	2,059

Insurance Agents Brokers & Services - 1.88%
American Safety Insurance Holdings Ltd. (a)	199	2,432
AmTrust Financial Services, Inc.	244	2,003
		4,435

Insurance Carriers - 0.78%
Hallmark Financial Services, Inc. (a)	237	1,834

Investment Companies - 1.61%
Hercules Technology Growth Capital, Inc.	264	1,724
Prospect Capital Corp.	190	2,058
		3,782

Life Insurance - 2.69%
American Equity Investment Life Holding Co.	394	2,636
FBL Financial Group, Inc. - Class A	143	1,474
IPC Holdings, Ltd.	87	2,232
		6,342

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 95.04% - continued	Shares	Value

Manifold Business Forms - 0.97%
Ennis, Inc.	203	$ 2,272

Meat Packing Plants - 0.85%
Seaboard Corp.	2	2,010

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.22%
Perry Ellis International, Inc. (a)	247	948
Quiksilver, Inc. (a)	914	1,919
		2,867

Metal Forgings & Stampings - 0.35%
TriMas Corp. (a)	576	829

Miscellaneous Furniture & Fixtures - 0.84%
Knoll, Inc.	290	1,978

Miscellaneous Manufacturing Industries - 2.02%
Blyth, Inc.	682	2,326
Ceradyne, Inc. (a)	106	2,419
		4,745

National Commercial Banks - 1.09%
Camden National Corp.	110	2,563

Newspapers: Publishing or Publishing & Printing - 0.71%
Journal Communications, Inc. - Class A	937	1,677

Office Furniture - 0.85%
Herman Miller, Inc.	181	1,989

Oil and Gas Field Exploration Services - 1.42%
Dawson Geophysical Co. (a)	159	2,533
Energy XXI (Bermuda) Ltd.	1,153	807
		3,340

Oil & Gas Field Machinery & Equipment - 1.02%
GulfMark Offshore, Inc. (a)	100	2,394

Oil & Gas Field Services - 1.03%
Complete Production Services, Inc. (a)	379	2,429

Other Business Activities - 0.99%
Apollo Investment Corp.	357	2,338

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 95.04% - continued	Shares	Value

Paper Mills - 0.37%
KapStone Paper & Packaging Corp. (a)	484	$ 866

Personal Credit Institutions - 1.35%
Advanta Corp. - Class B	613	478
Credit Acceptance Corp. (a)	150	2,707
		3,185

Prefabricated Metal Buildings & Components - 0.65%
NCI Building Systems, Inc. (a)	132	1,530

Printed Circuit Boards - 1.69%
Plexus Corp. (a)	133	1,923
TTM Technologies, Inc. (a)	341	2,056
		3,979

Pulp Mills - 0.54%
Buckeye Technologies, Inc. (a)	435	1,270

Pumps & Pumping Equipment - 0.83%
Ampco-Pittsburgh Corp.	106	1,960

Radio & TV Broadcasting & Communications Equipment - 0.63%
Globecomm Systems, Inc. (a)	290	1,488

Radiotelephone Communications - 0.86%
USA Mobility, Inc. (a)	191	2,019

Real Estate Agents & Managers (For Others) - 0.36%
Bluegreen Corp. (a)	490	858

Retail - Auto Dealers & Gasoline Stations - 1.03%
Group 1 Automotive, Inc.	242	2,413

Retail - Catalog & Mail Order Houses - 1.28%
Insight Enterprises, Inc. (a)	259	1,342
Systemax, Inc.	166	1,682
		3,024

Retail - Eating Places - 0.90%
Landry's Restaurants, Inc.	328	2,119

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 95.04% - continued	Shares	Value

Retail - Grocery Stores - 0.78%
Ingles Markets, Inc. - Class A	129	$ 1,840

Retail - Miscellaneous Shopping Goods Stores - 0.70%
Cabela's, Inc. (a)	295	1,655

Rolling, Drawing, & Extruding of Nonferrous Metals - 1.86%
Mueller Industries, Inc.	105	2,113
Quanex Building Products Corp.	266	2,258
		4,371

Security Brokers, Dealers & Flotation Companies - 1.11%
Knight Capital Group, Inc. - Class A (a)	145	2,614

Semiconductors & Related Devices - 0.63%
Amkor Technology, Inc. (a)	644	1,494

Services - Computer Integrated Systems Design - 0.99%
SYNNEX Corp. (a)	152	2,333

Services - Computer Processing & Data Preparation - 0.86%
CSG Systems International, Inc. (a)	139	2,015

Services - Computer Programming, Data Processing, Etc. - 1.74%
InfoSpace, Inc. (a)	270	2,163
United Online, Inc.	314	1,922
		4,085

Services - Direct Mail Advertising Services - 0.94%
Harte-Hanks, Inc.	350	2,205

Services - Equipment Rental & Leasing - 0.84%
Textainer Group Holdings Ltd.	227	1,973

Services - Help Supply Services - 1.36%
Compass Diversified Holdings	190	2,054
Spherion Corp. (a)	801	1,145
		3,199

Services - Management Consulting - 0.97%
ICF International, Inc. (a)	96	2,278

Services - Miscellaneous Equipment Rental & Leasing - 0.78%
H&E Equipment Services, Inc. (a)	275	1,834

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 95.04% - continued	Shares	Value

Services - Specialty Outpatient Facilities - 0.83%
HEALTHSOUTH Corp. (a)	197	$ 1,958

State Commercial Banks - 0.91%
Oriental Financial Group, Inc.	147	742
Sierra Bancorp	115	1,409
		2,151

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 2.37%
Haynes International, Inc. (a)	95	1,736
Insteel Industries, Inc.	240	1,848
Worthington Industries, Inc.	199	2,002
		5,586

Surety Insurance - 0.86%
CNA Surety Corp. (a)	122	2,019

Telephone Communications (No Radio Telephone) - 0.75%
Cincinnati Bell, Inc. (a)	1,262	1,754

Television Broadcasting Stations - 0.98%
Fisher Communications, Inc. (a)	63	961
Sinclair Broadcast Group, Inc. - Class A	722	1,336
		2,297

Wholesale - Chemicals & Allied Products - 0.57%
Innophos Holdings, Inc.	89	1,347

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.99%
Anixter International, Inc. (a)	86	2,320

Wholesale - Farm Product Raw Materials - 1.00%
Andersons, Inc. / The	144	2,360

Wholesale - Metals Service Centers & Offices - 1.41%
A.M. Castle & Co.	198	1,675
Olympic Steel, Inc.	103	1,635
		3,310

Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 0.82%
World Fuel Services Corp.	57	1,925

TOTAL COMMON STOCKS (Cost $306,051)		223,661

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 9.02%
Anthracite Capital, Inc.	1,519	$ 2,567
CapLease, Inc.	426	682
First Industrial Realty Trust, Inc.	242	1,316
First Potomac Realty Trust	201	1,664
Glimcher Realty Trust	1,019	1,885
Hersha Hospitality Trust	615	1,494
Kite Realty Group Trust	435	2,014
LaSalle Hotel Properties	184	1,533
Lexington Realty Trust	310	1,373
NorthStar Realty Finance Corp.	418	1,622
One Liberty Properties, Inc.	215	1,322
Parkway Properties, Inc.	127	1,895
Pennsylvania Real Estate Investment Trust	216	957
Ramco-Gershenson Properties Trust	184	905

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $46,757)		21,229

Money Market Securities - 6.48%
Huntington Money Market Fund - Trust Shares, 0.02% (b)	15,256	15,256

TOTAL MONEY MARKET SECURITIES (Cost $15,256)		15,256

TOTAL INVESTMENTS (Cost $368,064) - 110.54%		$ 260,146

Liabilities in excess of other assets - (10.54)%		(24,802)

TOTAL NET ASSETS - 100.00%		$ 235,344

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2009.

Tax Related
Unrealized appreciation	$ 9,002
Unrealized depreciation	(116,920)
Net unrealized depreciation	$ (107,918)

Aggregate cost of securities for income tax purposes	$ 368,064

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are

Dreman Contrarian Funds

Related Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Dreman Quantitative Large Cap Value Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 590,255	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 590,255	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

The following is a summary of the inputs used to value the Dreman Quantitative Mid Cap Value Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 325,440	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 325,440	$ -
*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Dreman Quantitative Small Cap Value Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 260,146	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 260,146	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 120.07%	Shares	Value

Agriculture Chemicals - 1.45%
Agrium, Inc.	36	$ 1,205

Beverages - 1.84%
Diageo plc (a)	28	1,522

Bottled & Canned Soft Drinks, Carbonated Waters - 2.60%
Coca-Cola Femsa, S.A.B. de C.V. (a)	57	2,153

Cement, Hydraulic - 1.75%
Cemex SAB de C.V. (a) (b)	186	1,449

Commercial Banks - 8.22%
Banco Santander SA (a)	291	2,281
Bank of Montreal	84	2,243
Deutsche Bank AG	89	2,283
		6,807

Crude Petroleum & Natural Gas - 14.61%
EnCana Corp.	44	1,951
Petroleo Brasileiro S.A. - Petrobras (a)	86	2,253
Royal Dutch Shell plc (a)	76	3,741
Sasol (a)	42	1,115
Total SA (a)	61	3,037
		12,097

Deep Sea Foreign Transportation of Freight - 1.67%
Ship Finance International Ltd.	122	1,386

Electric Services - 2.14%
Companhia Paranaense de Energia-Copel (a)	192	1,774

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.03%
Siemens AG (a)	30	1,682

Food & Kindred Products - 4.47%
Unilever PLC (a)	169	3,704

Gold & Silver Ores - 6.30%
Barrick Gold Corp.	51	1,912
IAMGOLD Corp.	226	1,546
Yamana Gold, Inc.	218	1,757
		5,215

Insurance Agents Brokers & Services - 5.91%
Allianz SE (a)	263	2,191
Willis Group Holdings Ltd.	109	2,699
		4,890

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 120.07% - continued	Shares	Value

Life Insurance - 3.95%
ING Groep N.V. (a)	158	$ 1,316
Sun Life Financial, Inc.	97	1,953
		3,269

Metal Mining - 2.95%
BHP Billiton Ltd. (a)	39	1,464
Compania de Minas Buenaventura S.A. (a)	52	980
		2,444

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.65%
Teck Cominco Ltd. - Class B	141	539

Motor Vehicles & Passenger Car Bodies - 1.60%
NISSAN MOTOR CO., LTD. (a)	221	1,322

Petroleum Refining - 7.54%
BP plc (a)	50	2,123
Petro-Canada	95	2,051
StatoilHydro ASA (a)	120	2,068
		6,242

Pharmaceutical Preparations - 10.91%
AstraZeneca plc (a)	74	2,851
GlaxoSmithKline plc (a)	113	3,984
Sanofi-Aventis (a)	78	2,197
		9,032

Photographic Equipment & Supplies - 1.89%
Canon, Inc. (a)	58	1,564

Radio Telephone Communications - 7.00%
SK Telecom Co., Ltd. (a)	225	3,679
Vodafone Group plc (a)	114	2,119
		5,798

Radio & TV Broadcasting & Communications Equipment - 2.56%
Nokia Corp. (a)	173	2,123

Retail - Grocery Stores - 2.48%
Delhaize Group (a)	32	2,053

Savings Institution, Federally Chartered - 2.67%
HSBC Holdings plc (a)	57	2,214

Semiconductors & Related Devices - 4.87%
AU Optronics Corp. (a)	222	1,572
Siliconware Precision Industries Co. (a)	595	2,457
		4,029

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 120.07% - continued	Shares	Value

Services - Management Consulting Services - 1.91%
ABB Ltd. (a)	121	$ 1,579

Services - Prepackaged Software - 2.85%
Check Point Software Technologies Ltd. (b)	104	2,358

Surgical & Medical Instruments & Appartus - 2.64%
Covidien Ltd.	57	2,185

Telephone Communications (No Radio Telephone) - 2.56%
BT Group plc (a)	139	2,118

Tobacco - 3.66%
British American Tobacco plc (a)	55	3,030

Water Supply - 2.75%
Companhia de Saneamento Basico do Estado de Sao Paulo (a) (b)	105	2,276

Water Transportation - 1.64%
Carnival plc (a)	75	1,354

TOTAL COMMON STOCKS (Cost $113,171)		99,413

Money Market Securities - 25.87%
Huntington U.S. Treasury Money Market Fund, 0.02% (c)	21,422	21,422

TOTAL MONEY MARKET SECURITIES (Cost $21,422)		21,422

TOTAL INVESTMENTS (Cost $134,593) - 145.94%		$ 120,835

Liabilities in excess of other assets - (45.94)%		(38,035)

TOTAL NET ASSETS - 100.00%		$ 82,800

(a) American Depository Receipt.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at January 31, 2009.

Tax Related
Unrealized appreciation	$ 1,825
Unrealized depreciation	(15,583)
Net unrealized depreciation	$ (13,758)

Aggregate cost of securities for income tax purposes	$ 134,593

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Australia	1.77%
Belgium	2.48%
Bermuda	4.31%
Brazil	7.61%
Canada	18.31%
Finland	2.56%
France	6.32%
Germany	7.43%
Japan	3.48%
Israel	2.85%
Mexico	4.35%
Netherlands	6.11%
Norway	2.50%
Peru	1.18%
South Africa	1.35%
South Korea	4.44%
Spain	2.76%
Switzerland	1.91%
Taiwan	4.87%
United Kingdom	33.48%
Total	120.07%
Liabilities in excess of other assets (including money market)	-20.07%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 120,835	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 120,835	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund  did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Dreman Funds________

By
/s/ John Swhear

John Swhear, Acting Chief Executive Officer

Date: 03/31/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John Swhear

John Swhear, Acting Chief Executive Officer

Date: 03/31/09

By

/s/ William Murphy

William Murphy, Treasurer and Chief Financial Officer

Date: 03/27/09